CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 12,933	$ 6,818
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for doubtful accounts	366	208
Loss (gain) on disposals of property, plant and equipment	(44)	32
Depreciation	2,798	1,935
Change in fair value of foreign currency forward contract	45	53
Amortization of intangible assets	2,208	846
Interest expense		64
Share-based compensation	3,806	2,291
Change in fair value of contingent consideration	(346)	652
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	(20,009)	(8,436)
Prepaid expenses and other assets	(1,817)	2,892
Accounts payable	(1,276)	(492)
Accrued expenses and other payables	(3,080)	1,450
Government grant	1,309	(1,473)
Income taxes payable	1,093	412
Other taxes payable	892	71
Deferred income taxes	(898)	(501)
Net cash provided by (used in) operating activities	(2,020)	6,822
Cash flows from investing activities:
Purchase of term deposits	(51,053)
Maturity of term deposits	36,341
Purchase of property, plant and equipment	(2,329)	(3,840)
Restricted cash placed	(433)	(394)
Restricted cash returned	227	70
Payments for business acquisitions (net of cash acquired of nil and $467 in the six-month periods ended June 30, 2011 and 2012, respectively)	(2,088)	(1,000)
Net cash used in investing activities	(19,335)	(5,164)
Cash flows from financing activities:
Repayment of short-term bank borrowings	(183)	(40,064)
Capital contribution from non-controlling interest		908
Proceeds from issuance of common shares under employee option plan	1,270	4,169
Deferred and contingent consideration paid for business acquisitions	(2,897)	(5,300)
Net cash used in by financing activities	(1,810)	(40,287)
Effect of exchange rate changes	(266)	1,939
Net decrease in cash and cash equivalents	(23,431)	(36,690)
Cash and cash equivalents at beginning of period	113,856	169,893
Cash and cash equivalents at end of period	$ 90,425	$ 133,203